UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	February 13, 2006

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	79

Form 13F Information Table Value Total:  	$164,893,000

Bainco International Investors
December 31, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     4313   443750 SH       SOLE                   443750
Alcatel SA-Sponsored ADR       COM              013904305     3168   255510 SH       SOLE                   255510
Alltel Corp                    COM              020039103     3635    57600 SH       SOLE                    57600
Altria Group, Inc              COM              02209S103     2459    32908 SH       SOLE                    32908
American International Group   COM              026874107      426     6242 SH       SOLE                     6242
Amgen                          COM              031162100      434     5500 SH       SOLE                     5500
Apple Computer Inc             COM              037833100      201     2800 SH       SOLE                     2800
Applied Materials              COM              038222105     2375   132400 SH       SOLE                   132400
Automatic Data Processing      COM              053015103     3129    68175 SH       SOLE                    68175
Bank of America                COM              060505104     3806    82470 SH       SOLE                    82470
Baxter International Inc       COM              071813109     3199    84965 SH       SOLE                    84965
Becton Dickinson & Co          COM              075887109     1412    23500 SH       SOLE                    23500
Bed Bath & Beyond Inc          COM              075896100     3902   107950 SH       SOLE                   107950
Berkshire Hathaway Cl A        COM              084670108      975       11 SH       SOLE                       11
Cambridge Heart Inc            COM              131910101       10    14000 SH       SOLE                    14000
Charles Schwab Corp            COM              808513105     3229   220075 SH       SOLE                   220075
China Fund Inc                 COM              169373107       36     1540 SH       SOLE                     1540
Chiron Corp                    COM              170040109     1444    32479 SH       SOLE                    32479
Cisco Systems Inc              COM              17275R102     4421   258221 SH       SOLE                   258221
Citigroup Inc                  COM              172967101     4876   100475 SH       SOLE                   100475
Citrix Systems Inc             COM              177376100     1758    61075 SH       SOLE                    61075
Computer Associates            COM              204912109     2128    75475 SH       SOLE                    75475
Conexant Systems Inc.          COM              207142100      115    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      262     4500 SH       SOLE                     4500
Cooper Cameron Corp            COM              216640102     4017    97040 SH       SOLE                    97040
Critical Path                  COM              22674V506        8    29574 SH       SOLE                    29574
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Devon Energy Corporation       COM              25179m103     2280    36460 SH       SOLE                    36460
Emerson Electric               COM              291011104     3633    48640 SH       SOLE                    48640
Emulex                         COM              292475209      253    12800 SH       SOLE                    12800
Exxon Mobil Corp.              COM              30231g102     5889   104838 SH       SOLE                   104838
Fairchild Semiconductor Corp   COM              303726103      245    14500 SH       SOLE                    14500
Finisar Corporation            COM              31787A101       74    35600 SH       SOLE                    35600
Genentech Inc.                 COM              368710406     4608    49816 SH       SOLE                    49816
General Electric               COM              369604103     7834   223523 SH       SOLE                   223523
Gric Communications, Inc.      COM              382859106       17    10000 SH       SOLE                    10000
Honeywell International Inc.   COM              438516106     3594    96490 SH       SOLE                    96490
Intel Corporation              COM              458140100     3292   131909 SH       SOLE                   131909
International Business Machine COM              459200101      934    11365 SH       SOLE                    11365
Interoil Corp Com              COM              460951106      217     8100 SH       SOLE                     8100
Intuit Inc.                    COM              461202103     3031    56875 SH       SOLE                    56875
JP Morgan Chase                COM              46625h100     5005   126100 SH       SOLE                   126100
Johnson & Johnson              COM              478160104     6049   100642 SH       SOLE                   100642
Juniper Networks Inc.          COM              48203r104      201     9000 SH       SOLE                     9000
Kinder Morgan Inc              COM              49455p101      365     3965 SH       SOLE                     3965
Lucent Technologies            COM              549463107       65    24328 SH       SOLE                    24328
Manor Care Inc.                COM              564055101     2662    66925 SH       SOLE                    66925
Maxim Integrated Prods.        COM              57772K101      870    24000 SH       SOLE                    24000
Medtronic                      COM              585055106     3357    58305 SH       SOLE                    58305
Merck                          COM              589331107       73     2300 SH       SOLE                     2300
Microsoft Corp                 COM              594918104     7059   269960 SH       SOLE                   269960
Mindspeed Technologies Inc     COM              602682106       55    23603 SH       SOLE                    23603
Mobilepro Corp.                COM              60742e205      131   751000 SH       SOLE                   751000
New York Community Bancorp     COM              649445103     2719   164600 SH       SOLE                   164600
Nokia Corp Sponsored Adr Ser A COM              654902204      274    15000 SH       SOLE                    15000
Northern Trust Corp.           COM              665859104     3226    62250 SH       SOLE                    62250
Office Depot                   COM              676220106     2406    76634 SH       SOLE                    76634
Oracle Corporation             COM              68389X105     3082   252400 SH       SOLE                   252400
Orthometrix Inc.               COM              68750M100       28   255530 SH       SOLE                   255530
Pfizer Inc                     COM              717081103     1759    75424 SH       SOLE                    75424
Pharmaceutical HOLDRS Trust    COM              71712A206      773    11100 SH       SOLE                    11100
Popular, Inc                   COM              733174106      486    23000 SH       SOLE                    23000
S&P 500 Depository Receipt (Sp COM              78462F103     1618    12994 SH       SOLE                    12894
Schering Plough Corp           COM              806605101     3283   157450 SH       SOLE                   157450
Schlumberger Ltd               COM              806857108       73      750 SH       SOLE                      750
Semiconductor Holders Trust    COM              816636203     3339    91125 SH       SOLE                    91125
Siebel Systems Inc             COM              826170102      159    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       55    15000 SH       SOLE                    15000
Sun Microsystems               COM              866810104      171    40700 SH       SOLE                    40700
SunTrust Banks                 COM              867914103     1695    23300 SH       SOLE                    23300
Sysco Corp                     COM              871829107     3226   103888 SH       SOLE                   103888
Tiffany & Co.                  COM              886547108      781    20388 SH       SOLE                    20388
Tyler Technologies Inc.        COM              902252105     2776   316212 SH       SOLE                   316212
United Technologies Corp       COM              913017109     2779    49699 SH       SOLE                    49699
Valero Energy                  COM              91913Y100      857    16600 SH       SOLE                    16600
Viacom Inc Cl B                COM              925524308     2678    82150 SH       SOLE                    82150
Wal-Mart Stores                COM              931142103     3989    85225 SH       SOLE                    85225
eBay, Inc.                     COM              278642103     5086   117680 SH       SOLE                   117680
iBasis, Inc.                   COM              450732102       45    24500 SH       SOLE                    24500